ASSET RETIREMENT OBLIGATIONS - Asset retirement activity (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Asset retirement activity
Beginning balance	$ 9,107,870	$ 8,801,806			$ 9,107,870	$ 7,387,397
Acquisition fair value adjustment				$ (2,295,500)
Liabilities incurred				901,705		653,306
Accretion expense	$ 49,336	$ 328,963	$ 240,494	1,119,391	1,168,728	1,098,222
Liabilities settled				(80,997)		(31,055)
Ending balance				$ 8,801,806	$ 8,801,806	$ 9,107,870